Subsequent Events - Additional Information (Details)			3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 23, 2020 $ / shares	Jan. 28, 2020 USD ($) Loan	Jun. 30, 2020 $ / shares	Jun. 30, 2019 $ / shares	Jun. 30, 2020 $ / shares	Jun. 30, 2019 $ / shares	Dec. 31, 2019 Loan $ / shares	Dec. 31, 2018 Loan $ / shares
Subsequent Event [Line Items]
Dividends per common share			$ 0.06	$ 0.06	$ 0.12	$ 0.12	$ 0.24	$ 0.24
Dividends per preferred share			$ 0.06	$ 0.06	$ 0.12	$ 0.06	$ 0.18
Residential Mortgage Loans [Member]
Subsequent Event [Line Items]
Number of loans | Loan							195	206
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash dividend declared date	Mar. 23, 2020
Dividends per common share	$ 0.06
Dividends per preferred share	0.06
Cash dividend declared on common stock warrant	$ 0.06
Cash dividend payable date	May 08, 2020
Cash dividend record date	Apr. 16, 2020
FNMA [Member] | Subsequent Event [Member] | Residential Mortgage Loans [Member]
Subsequent Event [Line Items]
Number of loans | Loan		267
Aggregate unpaid principal balance | $		$ 35,700,000
Weighted average coupon		4.08%
Pre-tax gain on sale of loans | $		$ 370,000
Capitalized retained mortgage servicing rights | $		289,000
Increased pre tax revenue | $		$ 659,000
FNMA [Member] | Minimum [Member] | Subsequent Event [Member] | Residential Mortgage Loans [Member]
Subsequent Event [Line Items]
Loans held in portfolio term		2 years
FNMA [Member] | Maximum [Member] | Subsequent Event [Member] | Residential Mortgage Loans [Member]
Subsequent Event [Line Items]
Loans held in portfolio term		5 years